Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)	$ 55,229	$ 56,439
Actual (Ratio)	16.10%	16.70%
Minimum For Capital Requirement (Amount)	27,469	27,071
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Actual (Amount)	41,957	41,071
Actual (Ratio)	12.20%	12.10%
Minimum For Capital Requirement (Amount)	13,735	13,536
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Actual (Amount)	41,957	41,071
Actual (Ratio)	8.10%	7.80%
Minimum For Capital Requirement (Amount)	20,765	21,126
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)	54,933	54,503
Actual (Ratio)	16.10%	16.20%
Minimum For Capital Requirement (Amount)	27,362	26,955
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	34,202	33,694
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Actual (Amount)	51,195	50,280
Actual (Ratio)	15.00%	15.00%
Minimum For Capital Requirement (Amount)	13,681	13,478
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	20,521	20,216
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Actual (Amount)	51,195	50,280
Actual (Ratio)	9.90%	9.60%
Minimum For Capital Requirement (Amount)	20,716	21,067
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 25,895	$ 26,334
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%